Note 16 - Tax Expense - Unrecognised Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Eersteling Gold Mining Company Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets			$ 4,989
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	593	421
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	376	276	191
Unused tax losses [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	$ 969	$ 697	$ 5,180